UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                            (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: September 30, 2013

Item 1. REPORTS TO STOCKHOLDERS.

Please note that the Crescent Mid Cap Macro Fund has not yet commenced operations and, therefore, does not have a semi-annual report to include here.

Semi-Annual Report 2013
September 30, 2013
(Unaudited)

Crescent Large Cap Macro Fund

Institutional Class Shares
Advisor Class Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Crescent Large Cap Macro Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Crescent Large Cap Macro Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the Crescent Large Cap Macro Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Crescent Large Cap Macro Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks:  investment advisor risk, investment strategy risk, growth securities risk, large-cap company risk, management style risk, market risk, new fund risk, risks related to investing in other investment companies, and sector risk.  More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about November 29, 2013.

For More Information on Your Crescent Large Cap Macro Fund:

See Our Web site @ ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

2

P.O. Box 3181
Greenwood, SC 29648
877-369-5390
www.thecrescentfunds.com

November 1, 2013

Dear Fellow Shareholders of the Crescent Large Cap Macro Fund:

Enclosed for your review is the Semi-Annual Report for the Crescent Large Cap Macro Fund (the “Fund”) for the six-month period ending September 30, 2013.  After a nearly straight-line move higher from January through late May 2013, the U.S. equity market (as measured by the S&P 500) took a breather as interest rates moved sharply higher following “hawkish” testimony from Fed Chairman Bernanke.  We bottomed in late June and have stair stepped higher since, even getting through the government shutdown nonsense with a relatively small correction.  Since the end of the quarter, the S&P 500 hit a new all time high on October 30, 2013.  The fund has participated nicely with the market appreciation in the most recent period (see table below) as our positioning in Industrials, Discretionary and Healthcare positively contributed to our performance.  As a reminder, our goal with the Fund is to participate in the upside of the market while providing downside protection during periods of market volatility.  We attempt to do this by indentifying broad investment themes in the marketplace and allocating the portfolio among various economic sectors and industry groups that we believe will perform the best given prevailing macro-economic conditions both in the U.S. and globally, as well as our expectations as to future economic conditions.   We also tactically utilize cash to hedge downside risk during periods of market volatility.

Period Ended September 30, 2013	Six- month period	One Year	Since Inception1 (Annualized)	Net Expense Ratio2	Gross Expense Ratio3
Crescent Large Cap Macro Fund – Institutional Class Shares	8.25%	17.18%	17.34%	1.25%	1.59%
S&P 500 Index4	8.31%	19.34%	22.47%	-	-
Russell 1000 Growth Index4	9.40%	17.18%	20.25%	-	-

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling the Fund at 800-773-3863. Fee waivers and expense reimbursements have positively impacted Fund performance. The performance information presented is not inclusive of sales charges and if adjusted for sales charges, performance quoted would be reduced.

1The Fund’s Inception date is December 15, 2011.

2The net expense ratio reflects a contractual expense limitation that continues through January 1, 2014.   Thereafter, the expense limitation may be changed or terminated at any time.   Performance would have been lower without this expense limitation.  The net expense ratio does not include acquired fund fees and expenses.  More recent expense ratios can be found in the Financial Highlights.

3Gross expense ratio is from the Fund’s prospectus dated July 29, 2013 and includes acquired fund fees and expenses and other expenses.

4You cannot invest directly in this index.  This index does not have an investment advisor and does not pay any commissions, expenses, or taxes.  If this index did pay commissions, expenses, or taxes, its returns would be lower.

3

Quarterly Review and Outlook

In honor of Halloween and the recent government shutdown “comedy”, I am going to start this section with a scene from a great 80’s comedy – Ghostbusters.  In one particular scene, Government official, Mr. Peck, orders a utility worker on the site at Ghostbusters headquarters to shutdown the containment unit.  The following exchange occurs:  Mr. Peck: “Shut these off, shut these all off.”, Dr. Spengler: “I’m warning you, shutting off these machines would be extremely hazardous.”, Dr. Venkman: “You shut that down and we are not going to be held responsible for what happens.”, Mr. Peck: “You will be held responsible, shut it off.”, Dr. Venkman: “Don’t shut it off, I’m warning you.”, Utility worker: “I’ve never seen anything like this before, I think…”, Mr. Peck: “I’m not interested in your opinion, just shut it off.”  I think we all know what happens next – boom.  Now imagine this conversation between government officials.  Instead of shutting down the containment unit, it is the federal government.  Mr. Peck is John Boehner, Dr. Spengler is Harry Reid, the utility worker some poor congressional staffer and Dr. Venkman is President Obama.  Pretty funny right?  Thanks for tolerating that – on to the stock market.

Let’s start with a factoid.  The S&P 500 ended the third quarter up 17.9% year-to-date (on a price basis).  Since 1930, there have been 21 other years in which the S&P was +15% to start Q4. The market was higher 3-months later 17 of 21 times (81%), averaging a gain of +6.5%.  Two of the four losing years were less than -1% and Oct 1987 was the outlier. On a total return basis, for the quarter ended September 30, 2013, the S&P 500 and Russell 1000 Growth indices ended up +5.2% and +8.1%, respectively.  Small-caps, as measured by the Russell 2000 Index, again fared better, trading up +10.2% for the quarter.  Overseas equities rebounded, with developed markets rising +11.7% (as measured by the EAFE Index) for the most recent three months.  Emerging markets also bounced, jumping +5.9% for the same period (using the MSCI Emerging Market Index).  Year-to-date, however, international markets are still trailing the U.S. (Japan being the exception).

Sector performance continued to show a cyclical bias, with Materials, Industrials and Consumer Discretionary all rising over +7%.  Higher-yielding, more defensive areas lagged as rates moved higher driving Telecom, Utilities and Staples to the bottom three spots for the quarter.  Financials also suffered a bit as higher-yielding REITs pulled the sector down.  Finally, Technology, Healthcare and Energy rounded out the middle, each rising over +5% for the quarter.  For the year-to-date period, Discretionary, Healthcare and Industrials are the winners, each up over +23%.  Utilities and Telecom are at the bottom but still positive for the year.

Looking out into the last quarter of 2013, we are heading into an earnings season that could create some volatility and we are dealing with the after effects of the recent government shutdown and debt ceiling debate.  That’s enough to create an environment that Dr. Venkman (and other market participants) might describe as “dogs and cats living together – mass hysteria”; however, we believe we are on the road to recovery in this country and abroad.  If we are correct then, given the historical performance of the fourth quarter (see factoid above) and the conservative positioning of hedge funds, we could see a nice finish to the year.

We appreciate your support of the Crescent Funds and I invite any current or prospective shareholders to call or email me directly to discuss the Crescent Large Cap Macro Fund and our investment approach.

Sincerely,

Walter B. Todd, III
Greenwood Capital Associates, LLC
Advisor to the Crescent Funds

The views in the foregoing discussion were those of the Fund’s investment advisor as of the date set forth above and may not reflect its views on the date this Semi-Annual Report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

4

Crescent Large Cap Macro Fund

Schedule of Investments
(Unaudited)

As of September 30, 2013
		Shares	Value (Note 1)

COMMON STOCKS - 95.23%

Consumer Discretionary - 17.96%
	CBS Corp. Cl. B	6,400	$353,024
	Comcast Corp. Cl. A	2,000	90,230
	Delphi Automotive PLC	4,150	242,443
	Ford Motor Co.	14,300	241,241
*	Liberty Global, Inc. Cl. A	2,500	198,375
	Lowe's Cos., Inc.	6,760	321,844
	NIKE, Inc. Cl. B	3,790	275,306
	Starbucks Corp.	3,700	284,789
	The Home Depot, Inc.	3,275	248,409
	The Walt Disney Co.	6,400	412,736
μ	Toyota Motor Corp.	1,300	166,439
	Twenty-First Century Fox, Inc.	8,275	277,295
			3,112,131
Consumer Staples - 8.56%
	Mondelez International, Inc. Cl. A	7,350	230,944
μ	Nestle SA	2,000	139,200
	PepsiCo, Inc.	4,100	325,950
	The Coca-Cola Co.	8,300	314,404
	The Estee Lauder Cos., Inc. Cl. A	3,590	250,941
	Walgreen Co.	4,095	220,311
			1,481,750
Energy - 4.25%
	Chevron Corp.	700	85,050
*	Continental Resources, Inc.	1,500	160,890
	Exxon Mobil Corp.	1,090	93,784
	Noble Energy, Inc.	3,000	201,030
	Schlumberger Ltd.	2,200	194,392
			735,146
Financials - 11.54%
	American Express Co.	3,175	239,776
	Bank of America Corp.	17,200	237,360
	BlackRock, Inc.	1,100	297,682
	JPMorgan Chase & Co.	6,230	322,029
	State Street Corp.	3,615	237,686
	The Charles Schwab Corp.	7,525	159,078
	The PNC Financial Services Group, Inc.	2,300	166,635
	Wells Fargo & Co.	8,200	338,824
			1,999,070

			(Continued)

5

Crescent Large Cap Macro Fund

Schedule of Investments
(Unaudited)

As of September 30, 2013
		Shares	Value (Note 1)

COMMON STOCKS - (Continued)

Health Care - 13.32%
*	Alexion Pharmaceuticals, Inc.	1,460	$169,594
	Amgen, Inc.	3,100	346,967
*	Celgene Corp.	1,200	184,964
	Eli Lilly & Co.	2,940	147,970
*	Gilead Sciences, Inc.	7,300	458,951
	Johnson & Johnson	5,700	494,133
	Merck & Co, Inc.	3,700	176,153
	Pfizer, Inc.	11,400	327,465
			2,306,197
Industrials - 14.44%
	Cummins, Inc.	1,325	176,053
	Eaton Corp. PLC	3,615	248,857
	Emerson Electric Co.	5,500	355,850
	Fluor Corp.	2,555	181,303
	General Electric Co.	10,800	258,012
	Honeywell International, Inc.	4,000	332,160
	Pentair Ltd.	2,900	188,326
	Precision Castparts Corp.	735	167,021
	Union Pacific Corp.	2,100	326,214
	United Parcel Service, Inc. Cl. B	2,915	266,344
			2,500,140
Information Technology - 21.72%
	Accenture PLC Cl. A	1,500	110,460
*	Adobe Systems, Inc.	4,050	210,357
	Apple, Inc.	1,100	524,425
	Automatic Data Processing, Inc.	3,240	234,511
	Cisco Systems, Inc.	7,515	176,084
*	eBay, Inc.	6,105	340,628
	EMC Corp.	6,875	175,725
*	Facebook, Inc. Cl. A	2,000	100,460
*	Google, Inc. Cl. A	650	569,342
	International Business Machines Corp.	900	166,662
	Microsoft Corp.	10,100	336,128
	QUALCOMM, Inc.	5,000	336,600
*	Salesforce.com, Inc.	3,825	198,556
	Texas Instruments, Inc.	6,990	281,627
			3,761,565

			(Continued)

6

Crescent Large Cap Macro Fund

Schedule of Investments
(Unaudited)

As of September 30, 2013
			Shares	Value (Note 1)

COMMON STOCKS - (Continued)

Materials - 3.44%
International Paper Co.			3,600	$161,280
LyondellBasell Industries NV Cl. A			2,500	183,075
Monsanto Co.			1,550	161,774
Nucor Corp.			1,825	89,461
				595,590

Total Common Stocks (Cost $13,719,925)				16,491,589

SHORT-TERM INVESTMENT - 5.96%
§	Federated Prime Obligations Fund, 0.03%		1,031,876	1,031,876

Total Short-Term Investment (Cost $1,031,876)				1,031,876

Total Value of Investments (Cost $14,751,801) - 101.19%				$17,523,465

Liabilities in Excess of Other Assets - (1.19)%				(206,654)

Net Assets - 100%				$17,316,811

*	Non-income producing investment	The following acronyms are used in this portfolio:
μ	American Depositary Receipt	SA - Societe Anonyme
§	Represents 7 day effective yield	NV - Naamloze Vennootschap
		PLC - Public Limited Company

		Summary of Investments
		% of Net
		Assets	Value
Consumer Discretionary		17.96%	$3,112,131
Consumer Staples		8.56%	1,481,750
Energy		4.25%	735,146
Financials		11.54%	1,999,070
Health Care		13.32%	2,306,197
Industrials		14.44%	2,500,140
Information Technology		21.72%	3,761,565
Materials		3.44%	595,590
Other		5.96%	1,031,876
Total		101.19%	$17,523,465

See Notes to Financial Statements

7

Crescent Large Cap Macro Fund

Statement of Assets and Liabilities
(Unaudited)

As of September 30, 2013

Assets:
Investments, at value (cost $14,751,801)	$17,523,465
Cash	13,529
Receivables:
Fund shares sold	70,204
Dividends and interest	16,998
Prepaid expenses
Fund accounting fees	2,705
Professional fees	1,751
Other expenses	2,322

Total assets	17,630,974

Liabilities:
Payables:
Investments purchased	291,517
Fund shares repurchased	10,341
Accrued expenses
Professional fees	5,376
Other expenses	6,929

Total liabilities	314,163

Net Assets	$17,316,811

Net Assets Consist of:
Paid in Capital	$13,817,612
Undistributed net investment income	136,568
Undistributed net realized gain on investments	590,967
Net unrealized appreciation on investments	2,771,664

Total Net Assets	$17,316,811

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	1,058,138
Net Assets	14,018,608
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$13.25

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	249,800
Net Assets	3,298,203
Net Asset Value and Redemption Price Per Share (a)	$13.20
Offering Price Per Share ($13.20 ÷ 96.00%)	$13.75

(a)	The fund charges a 1% redemption fee on redemptions made within 60 days of initial purchase.

See Notes to Financial Statements

8

Crescent Large Cap Macro Fund

Statement of Operations
(Unaudited)

For the period ended September 30, 2013

Investment Income:
Dividends (net of foreign tax of $2,023)	$158,536

Total Income	158,536

Expenses:
Advisory fees (note 2)	50,399
Administration fees (note 2)	11,998
Transfer agent fees (note 2)	14,001
Fund accounting fees (note 2)	17,387
Compliance service fees (note 2)	5,265
Custody fees (note 2)	4,692
Distribution and service fees - Advisor Class Shares (note 3)	3,998
Registration and filing administration fees (note 2)	1,119
Legal fees	1,003
Audit and tax preparation fees	6,527
Registration and filing expenses	1,034
Printing expenses	49
Trustee fees and meeting expenses	5,014
Securities pricing fees	2,707
Other operating expenses	6,017

Total Expenses	131,210

Advisory fees waived (note 2)	(22,096)

Net Expenses	109,114

Net Investment Income	49,422

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	514,576
Change in unrealized appreciation on investments	775,486

Realized and Unrealized Gain on Investments	1,290,062

Net Increase in Net Assets Resulting from Operations	$1,339,484

See Notes to Financial Statements

9

Crescent Large Cap Macro Fund

Statements of Changes in Net Assets

			September 30,	March 31,
For the period or fiscal year ended			2013 (a)	2013

Operations:
Net investment income			$49,422	$97,717
Net realized gain from investment transactions			514,576	85,439
Change in unrealized appreciation on investments			775,486	1,222,491
Net Increase in Net Assets Resulting from Operations			1,339,484	1,405,647
Distributions to Shareholders:
Net investment income
Institutional Class Shares			-	(14,622)
Advisor Class Shares			-	(733)
Net realized gain from investment transactions
Institutional Class Shares			-	(55,912)
Advisor Class Shares			-	(17,401)
Decrease in Net Assets Resulting from Distributions			-	(88,668)
Capital Share Transactions:
Shares sold			1,468,044	9,262,931
Reinvested dividends and distributions			-	81,394
Shares repurchased			(2,046,399)	(4,442,724)
(Decrease) Increase from Capital Share Transactions			(578,355)	4,901,601

Net Increase in Net Assets			761,129	6,218,580
Net Assets:
Beginning of Period			16,555,682	10,337,102
End of Period			$17,316,811	$16,555,682
Undistributed Net Investment Income			$136,568	$87,146

Share Information:	Period or Fiscal Year Ended
	September 30, 2013 (a)		March 31, 2013
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	97,384	$1,271,621	795,426	$8,864,751
Reinvested dividends and distributions	-	-	5,640	63,261
Shares repurchased	(142,845)	(1,843,261)	(226,752)	(2,562,905)
Net (Decrease) Increase in Capital Shares	(45,461)	$(571,640)	574,314	$6,365,107
Outstanding, Beginning of Period	1,103,600	11,952,891	529,286	5,587,784
Outstanding, End of Period	1,058,139	$11,381,251	1,103,600	$11,952,891

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	15,643	$196,423	36,748	$398,180
Reinvested dividends and distributions	-	-	1,617	18,133
Shares repurchased	(15,919)	(203,138)	(170,262)	(1,879,819)
Net Decrease in Capital Shares	(276)	$(6,715)	(131,897)	$(1,463,506)
Outstanding, Beginning of Period	250,075	2,443,076	381,972	3,906,582
Outstanding, End of Period	249,799	$2,436,361	250,075	$2,443,076

(a) Unaudited.

See Notes to Financial Statements

10

Crescent Large Cap Macro Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during the	September 30,		March 31,	March 31,
fiscal year or period ended	2013 (f)		2013	2012 (g)

Net Asset Value, Beginning of Period	$12.23		$11.35	$10.00

Income from Investment Operations
Net investment income	0.05		0.06	0.01
Net realized and unrealized gain on securities	0.97		0.88	1.34

Total from Investment Operations	1.02		0.94	1.35

Less Distributions:
From net investment income	-		(0.01)	-
From net realized gains from investment transactions	-		(0.05)	-

Total Distributions	-		(0.06)	-

Net Asset Value, End of Period	$13.25		$12.23	$11.35

Total Return (c)(d)	8.25%	(b)	8.35%	13.50%	(b)

Net Assets, End of Period (in thousands)	$14,019		$13,503	$6,006

Average Net Assets for the Period (in thousands)	$13,602		$12,295	$3,620

Ratios of:
Gross Expenses to Average Net Assets (e)	1.51%	(a)	1.57%	3.39%	(a)
Net Expenses to Average Net Assets (e)	1.25%	(a)	1.25%	1.22%	(a)
Net Investment Income to Average Net Assets	0.63%	(a)	0.67%	0.39%	(a)

Portfolio turnover rate	32.84%	(b)	88.87%	25.95%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).
(f) Unaudited.
(g)	For a share outstanding during the period from December 15, 2011 (Date of Initial Public Investment)
to March 31, 2012.

See Notes to Financial Statements				(Continued)

11

Crescent Large Cap Macro Fund

Financial Highlights
	Advisor Class Shares
For a share outstanding during the	September 30,		March 31,		March 31,
fiscal year or period ended	2013 (f)		2013		2012 (g)

Net Asset Value, Beginning of Period	$12.21		$11.34		$10.00

Income from Investment Operations
Net investment income	0.03		0.06		-
Net realized and unrealized gain on securities	0.96		0.86		1.34

Total from Investment Operations	0.99		0.92		1.34

Less Distributions:
From net investment income	-		0.00	(h)	-
From net realized gains from investment transactions	-		(0.05)		-

Total Distributions	-		(0.05)		-

Net Asset Value, End of Period	$13.20		$12.21		$11.34

Total Return (c)(d)	8.11%	(b)	8.17%		13.40%	(b)

Net Assets, End of Period (in thousands)	$3,298		$3,053		$4,331

Average Net Assets for the Period (in thousands)	$3,190		$3,734		$4,074

Ratios of:
Gross Expenses to Average Net Assets (e)	1.76%	(a)	1.84%		3.57%	(a)
Net Expenses to Average Net Assets (e)	1.50%	(a)	1.50%		1.49%	(a)
Net Investment Income to Average Net Assets	0.38%	(a)	0.43%		0.06%	(a)

Portfolio turnover rate	32.84%	(b)	88.87%		25.95%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).
(f) Unaudited.
(g)	For a share outstanding during the period from December 27, 2011 (Date of Initial Public Investment)
to March 31, 2012.
(h) Actual amount is less than $0.01 per share.

See Notes to Financial Statements

12

Crescent Large Cap Macro Fund

Notes to Financial Statements
(Unaudited)

1.  Organization and Significant Accounting Policies

The Crescent Large Cap Macro Fund (the “Fund”) is a series of the Starboard Investment Trust (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is classified as a diversified company as defined in the 1940 Act.

The Fund commenced operations on December 15, 2011. The investment objective of the Fund is capital appreciation.  The Fund seeks to achieve its investment objective by investing at least 80% of net assets, plus borrowings for investment purposes, in a portfolio of equity securities of companies whose market capitalizations qualify them to be considered as “large-cap” companies.  Shareholders will be provided with at least 60 days’ prior notice of any change in this policy.

The Fund currently has an unlimited number of authorized shares, which are divided into two classes - Institutional Class Shares and Advisor Class Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in ongoing distribution and service fees. The Advisor Class Shares are subject to an initial sales charge of 4.00% of the offering price, as well as distribution plan fees, which is further discussed in Note 3. Both share classes are subject to redemption fees within 60 days of the issuance of such shares of 1.00%. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A security’s “fair value” price may differ from the price next available for that security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

(Continued)

13

Crescent Large Cap Macro Fund

Notes to Financial Statements
(Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of September 30, 2013 for the Fund’s assets measured at fair value:

Crescent Large Cap Macro Fund
Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Common Stocks*	$16,491,589	$16,491,589	$-	$-
Short-Term Investment	1,031,876	1,031,876	-	-
Total Assets	$17,523,465	$17,523,465	$-	$-

    *Refer to Schedule of Investments for breakdown by Sector
    (a) The fund had no significant transfers into or out of Level 1, 2, or 3 during the period ended September 30, 2013.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund may declare and distribute dividends from net investment income (if any), quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Fees on Redemptions
The Fund charges a redemption fee of 1.00% on redemptions of Fund shares occurring within 60 days following the issuance of such shares.  The redemption fee is not a fee to finance sales or sales promotion expenses, but is paid to the Fund to defray the costs of liquidating an investor and discouraging short-term trading of the Fund’s shares.  No redemption fee will be imposed on the redemption of shares representing dividends or capital gains distributions, or on amounts representing capital appreciation of shares.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

(Continued)

14

Crescent Large Cap Macro Fund

Notes to Financial Statements
(Unaudited)

2.	Transactions with Related Parties and Service Providers

Advisor
The Fund pays a monthly advisory fee to the Advisor calculated at the annual rate of 0.60% of the Fund’s average daily net assets.  For the period ended September 30, 2013, $50,399 in advisory fees were incurred by the Fund, of which $22,096 was waived by the Advisor.

The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.25% of the average daily net assets of the Fund for the current fiscal year.  The current term of the Expense Limitation Agreement remains in effect until the last day of July 2014.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.

Administrator
The Fund pays a monthly administration fee to the Administrator based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee as to procure and pay the Fund’s custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.  A breakdown of these fees is provided in the following table.

Administration Fees*	Custody Fees*			Fund Accounting Fees (monthly)	Fund Accounting Fees (annual)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $100 million	0.100%	First $100 million	0.020%	$2,750	0.01%	$150 per state
Next $150 million	0.080%	Over $100 million	0.009%
Next $250 million	0.060%
Next $500 million	0.050%	*Minimum monthly fees of $2,000 and $416 for Administration and Custody, respectively.
Over $1 billion	0.040%

The fund incurred $11,998 of administration fees for the period ended September 30, 2013.

Compliance Services
Nottingham Compliance Services, LLC, a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  It receives compensation for its services based upon $15 per shareholder per year, subject to a minimum fee of $1,750 per month, plus $500 for each additional class.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.

Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.

(Continued)

15

Crescent Large Cap Macro Fund

Notes to Financial Statements
(Unaudited)

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”).  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund’s average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the period ended September 30, 2013, $3,998 in fees were incurred and paid by the Fund.

4.	Purchases and Sales of Investment Securities

For the period ended September 30, 2013, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Period Ended	Purchases of Securities	Proceeds from Sales of Securities
September 30, 2013	$5,258,769	$5,919,671

There were no long-term purchases or sales of U.S Government Obligations during the period ended September 30, 2013.

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The Fund has reviewed all taxable years / periods that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service.  As of September 30, 2013, open taxable years consisted of the taxable year / period ended March 31, 2012 through March 31, 2013. No examination of the Fund’s tax returns is currently in progress.

At September 30, 2013, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$ 14,751,801

Unrealized Appreciation	2,886,421
Unrealized Depreciation	(114,757)
Net Unrealized Appreciation	2,771,664

6.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

(Continued)

16

Crescent Large Cap Macro Fund

Notes to Financial Statements
(Unaudited)

7.	New Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

In January 2013, FASB issued ASU No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.”  ASU No. 2013-01 clarifies that ordinary trade receivables and payables are not included in the scope of ASU No. 2011-11.  ASU No. 2011-11 applies only to derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and lending that are offset in accordance with specific criteria contained in the FASB Accounting Standards codification.

Management is currently evaluating the impact ASU No. 2011-11 and ASU No. 2013-01 will have on the Fund’s financial statements and disclosures.

8.	Subsequent Events

In preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any additional subsequent events that necessitated disclosures and/or adjustments.

(Continued)

17

Crescent Large Cap Macro Fund

Additional Information (Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q is available on the SEC’s website at sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund toll-free at 800-773-3863.

3.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

(Continued)

18

Crescent Large Cap Macro Fund

Additional Information (Unaudited)

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Institutional Class Shares	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,082.50	$6.53
	$1,000.00	$1,018.80	$6.33
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 1.25%,    multiplied by 183/365 (to reflect the six month period).

Advisor Class Shares	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 1,081.10	$7.83
	$1,000.00	$ 1,017.55	$7.59
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 1.50%,    multiplied by 183/365 (to reflect the six month period).

4.	Approval of Advisory Agreement

The Advisor supervises the Fund’s investments pursuant to an Investment Advisory Agreement.  At a quarterly meeting of the Fund’s Board of Trustees on April 25, 2013, the Trustees approved the renewal of the Investment Advisory Agreement for an additional one-year term.  In considering whether to approve the continuation of the Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) investment performance of the Advisor; (iii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (v) the Advisor’s practices regarding brokerage and portfolio transactions; and (vi) the Advisor’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials including, without limitation, the Investment Advisory Agreement for the Fund; a memorandum from the Advisor to the Trustees containing information about the Advisor, its business, its finances, its personnel, its services to the Fund, and comparative expense ratio information for other mutual funds with a strategy similar to the Fund; and a memorandum from the Fund’s legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees reviewed the services being provided by the Advisor to the Fund including, without limitation, the quality of its investment advisory services since the Fund’s inception (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; coordination of services for the Fund among the Fund’s service providers; and efforts to

(Continued)

19

Crescent Large Cap Macro Fund

Additional Information (Unaudited)

promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares. The Trustees noted that the Advisor employs an investment selection process that incorporates top-down macroeconomic analysis to identify potential investment opportunities and determine the appropriate positioning of the portfolio and fundamental analysis to select individual securities for investment.  The Trustees further noted that the Fund’s principal officers are the President and Chief Operating Officer of the Advisor and serve the Fund without additional compensation.  After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., the Advisor’s Form ADV and descriptions of the Advisor’s business and compliance program), the Board of Trustees concluded that the nature, extent, and quality of the services being provided by the Advisor were satisfactory and adequate for the Fund.

In considering the investment performance of the Advisor, the Trustees compared the performance of the Fund with the  performance of its benchmark index, comparable funds with similar objectives managed by other investment advisors, and applicable peer group data (e.g., Bloomberg peer group averages).  The Trustees noted that the Fund’s returns for the year-to-date and one-year periods ended March 31, 2013 were 9.29% and 8.44%, respectively, which outperformed some of the comparable funds and lagged others, and outperformed the peer group averages.  The Trustees also considered the consistency of the Advisor’s management of the Fund with its investment objective and policies. After reviewing the investment performance of the Fund, the Advisor’s experience managing the Fund and other advisory accounts, and other factors, the Board concluded that the investment performance of the Fund and the Advisor was satisfactory.

In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, Trustees first noted that the management fee under the Investment Advisory Agreements was 0.60% of average daily net assets for the Fund. The Trustess evaluated the Advisor's staffing, personnel, and methods of operating; the education and experience of the Advisor's personnel; the Advisor's compliance program; the financial condition of the Advisor; the level of commitment to the Fund and the Advisor by the principals of the Advisor; the asset level of the Fund; the Advisor's parment of startup costs for the Fund; and the overall expenses of the Fund, including fee waivers and reimbursements by the Advisor on behalf of the Fund and the nature and frequency of advisory fee payments. The Trustees reviewd the financial statements of the Advisor and discussed the financial stability and profitability of the firm. The Trustees discussed the Fund's Expense Limitation Agreement, including the nature and scope of the cost allocation for such fees. The Trustees also considered potential benefits for the Advisor in managing the Fund, including promotion of the Advisor's name, the ability for the Advisor to place small accounts into the Fund, and the potential for the Advisor to generate soft dollars from the Fund's trades that may benefit the Advisor's other clients. The Trustees then compared the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors.  With respect to the Fund, the Trustees determined that the management fee and net expense ratio were higher than some of the comparable funds and lower than others. The Trustees also determined that the Fund’s management fee was lower than the peer group average while its net expense ratio was higher than the peer group average.  The Trustees noted that the Fund was much smaller in size than its peer group averages.  The Trustees also noted that the Advisor’s fees for institutional account clients were 0.50% for equity accounts. Following this  comparison and upon further consideration and discussiion of the forgoing, the Board concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected changes that were within a range of what could have been negotiated at arm's length.

In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund's investors, the Trustees reviewed the Fund's operational history and noted that the size of the Fund had not provided an opportunity to realize economies of scale. The Trustees then reviewed the Fund's fee arrangement for breakpoints or other provisions that would allow shareholders to benefit from economies of scale in the future as the Fund grows. The Trustees determined that the maximum management fee would stay the same regardless of the Fund's asset levels, and, therefore, did not reflect economies of scale. The Trustees noted that the Fund was relatively small size and economies of scale were unlikely to be achievable in the near future. It was pointed out that breakpoints in the advisory fee could be reconsidered in

(Continued)

20

Crescent Large Cap Macro Fund

Additional Information (Unaudited)

the future. The Trustees noted that the Fund will benefit from economies of scale under its agreement with the Administrator since it utilized breakpoints. The Trustees also noted that the Advisor had entered into an Expense Limitation Agreement with the Fund and that the Fund's shareholders would benefit from the agreement until the Fund's assets grew to levels where the Fund expenses fell below the caps set by the agreement. The Trustees determined that these arrangements provided potential savings for the benefit of the Fund's investors. Following further discussion of the Fund's asset levels, expectations for growth, and fee levels, the Board determined that the Fund's fee arrangements were fair and reasonable at the present time in relation to the nature and quality of ther services provided by the Advisor.

In considering the Advisor's practices regarding brokerage and portfolio transactions, the Trustees considered the Advisor's standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions. The Trustees also considered the portfolio turnover rates for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Advisor; and the extent to which the Fund allocates portfolio business to broker-dealers who provide research, statistical, or other services (“soft dollars”).  The Trustees noted, among other things, that the Fund rarely trades blocks of shares which require special handling and that the average commission rate for the Fund was $0.05 per share. After further review and discussion, the Board determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

In considering the Advisor’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and the Advisor’s other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Advisor’s code of ethics.  Following further consideration and discussion, the Board indicated that the Advisor’s standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the renewal of the Investment Advisory Agreement for the Fund.

21

Crescent Large Cap Macro Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Nottingham Shareholder Services	Greenwood Capital Associates, LLC
116 South Franklin Street	Greenwood Building, 5th Floor
Post Office Drawer 4365 Rocky Mount, North Carolina 27803	Post Office Box 3181 Greenwood, South Carolina 29648
Telephone:	Telephone:
800-773-3863	800-773-3863
World Wide Web @:	World Wide Web @:
ncfunds.com	ncfunds.com

Semi-Annual Report 2013
September 30, 2013
(Unaudited)

Crescent Strategic Income Fund

Institutional Class Shares
Advisor Class Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Crescent Strategic Income Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Crescent Strategic Income Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the Crescent Strategic Income Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Crescent Strategic Income Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: Government debt markets may be illiquid or disrupted, inflation risk, interest rate and credit risk, investment advisor risk, investment-grade securities risk, lower-rated securities or “junk bonds” risk, maturity risk, risks of investing in municipal securities, market risk, new fund risk, risks of investing in corporate debt securities, sector risk, preferred stock risk, convertible securities risk, warrants risk, and risks related to investing in other investment companies.  More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about November 29, 2013.

For More Information on Your Crescent Strategic Income Fund:

See Our Web site @ ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

P.O. Box 3181
Greenwood, SC 29648
877-369-5390
www.thecrescentfunds.com

November 1, 2013

Dear Fellow Shareholders of the Crescent Strategic Income Fund:

Enclosed for your review is the Semi-Annual Report for the Crescent Strategic Income Fund (the “Fund”) for the six month period ended September 30, 2013.  The first half of this fiscal year was challenging for fixed income markets.  The move in interest rates higher started with a better-than-expected April Labor Department employment report released on May 3rd.  It accelerated after Federal Reserve Chairman Bernanke’s testimony to the Congressional Joint Economic Committee in which he stated during the Q&A that “if we see continued improvement…in the next few meetings we could take a step down in our pace of purchases.”  This caught markets off guard and caused expectations for the reduction in monetary stimulus to be moved ahead.  The Chairman had the opportunity at the June 19th meeting of the Federal Open Market Committee to temper expectations, but he again stated their willingness to reduce purchases if the economy continued to improve, so rates marched higher.  Additional pressure to fixed income markets came from the first significant outflows from bond mutual funds in many years.  As the period progressed, economic data turned weaker and confidence waned due to political wrangling over the debt ceiling which led to the shutdown of the government.  This supported rates.  Additionally, the Federal Open Market Committee decided at its September meeting to keep intact its quantitative easing stimulus plan of purchasing $85 billion per month in Treasury bonds and Mortgage-backed securities.  Many market participants thought there would be a reduction in their monthly purchase amount.

In general, corporate bonds outperformed government bonds for the period, though longer-dated corporate securities suffered similar losses as government securities.  The Fund’s overweight to the credit sector was a positive as credit spreads narrowed.  Additionally, the Fund’s preference for lower duration securities was beneficial.  Corporate bonds in the financial sector significantly outperformed industrial and utility bonds.  The Fund had an underweight to the financial sector.  The performance for the Fund as of September 30, 2013, is shown below.  As a reminder, our process revolves around an active strategy of duration management, sector rotation, and credit selection.  We also use a small percentage of fixed income related strategies for tactical opportunities.  The objective of the Fund is total return consistent with preservation of capital.

Period Ended September 30, 2013	Six-month period	One Year	Since Inception1 (Annualized)	Net Expense Ratio2	Gross Expense Ratio3
Crescent Strategic Income Fund – Institutional Class Shares	-1.21%	-0.49%	1.12%	0.90%	1.66%
Barclays Intermediate Government/Credit Index 4	-1.10%	-0.50%	1.80%	-	-

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling the Fund at (800) 773-3863. Fee waivers and expense reimbursements have positively impacted Fund performance. The performance information presented is not inclusive of sales charges and if adjusted for sales charges, performance quoted would be reduced.

1The Fund’s Inception date is December 15, 2011.

2The net expense ratio reflects a contractual expense limitation that continues through January 1, 2014.   Thereafter, the expense limitation may be changed or terminated at any time.   Performance would have been lower without this expense limitation.  The net expense ratio does not include acquired fund fees and expenses.  More recent expense ratios can be found in the Financial Highlights.

3Gross expense ratio is from the Fund’s prospectus dated July 29, 2013 and includes acquired fund fees and expenses and other expenses.

4You cannot invest directly in this index.  This index does not have an investment advisor and does not pay any commissions, expenses, or taxes.  If this index did pay commissions, expenses, or taxes, its returns would be lower.

Review and Outlook

Economic data turned a little weaker toward the end of the period.  Some softness in large purchase items, such as homes and cars, should be expected in a higher rate environment.  The rancorous atmosphere in Washington prolongs uncertainty and weighs on confidence surveys.  However, there are many positive signs.  The unemployment rate continues to move lower with an admittedly lower labor force participation rate.  The Institute for Supply Management indexes have moved to the upper range of their historical norms.  Corporate bond spreads have narrowed and financing for companies is cheap relative to historical norms.

We think the US economy will continue to improve at a modest pace.  We were surprised the Federal Reserve chose not to reduce the amount of their monthly quantitative easing program at its September meeting.  Janet Yellen has been nominated by the President to be the next head of the Federal Reserve and tends to be in the more accommodative camp.  Nonetheless, if the lawmakers in Washington can get settle some of the fiscal issues, rather than kicking the can a little further down the road, factors are in place for the economy to get markedly better.  That environment would produce a little more inflation and prompt the Federal Reserve to remove stimulus.  This is likely to produce a repeat of the action we saw in the bond market this summer, though perhaps not to the same degree.

We appreciate your support of the Crescent Funds and I invite any current or prospective shareholders to call or email me directly to discuss the Crescent Strategic Income Fund and our investment approach.

Sincerely,

John D. Wiseman
Greenwood Capital Associates, LLC
Advisor to the Crescent Funds

 The views in the foregoing discussion were those of the Fund’s investment advisor as of the date set forth above and may not reflect its views on the date this Semi-Annual Report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

Crescent Strategic Income Fund

Schedule of Investments
(Unaudited)

As of September 30, 2013
	Principal	Coupon Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 80.44%
American Express Credit Corp.	$300,000	2.750%	9/15/2015	$311,328
Anheuser-Busch Cos. LLC	300,000	4.625%	2/1/2015	316,171
AT&T, Inc.	265,000	5.500%	2/1/2018	300,439
Bayer Corp.	300,000	7.125%	10/1/2015	335,277
BB&T Corp.	65,000	3.200%	3/15/2016	68,116
Bunge Ltd Finance Corp.	300,000	5.350%	4/15/2014	307,078
ConocoPhillips	25,000	5.200%	5/15/2018	28,523
Corning, Inc.	200,000	6.625%	5/15/2019	242,628
CR Bard, Inc.	600,000	2.875%	1/15/2016	622,648
Diageo Capital PLC	180,000	4.850%	5/15/2018	200,496
DIRECTV Holdings LLC	300,000	3.125%	2/15/2016	310,128
Duke Energy Carolinas LLC	50,000	5.300%	10/1/2015	54,584
Duke Energy Indiana, Inc.	125,000	6.050%	6/15/2016	140,686
EI du Pont de Nemours & Co.	125,000	5.750%	3/15/2019	145,165
Enbridge, Inc.	25,000	5.800%	6/15/2014	25,889
FCB/SC Capital Trust I	25,000	8.250%	3/15/2028	24,750
General Electric Capital Corp.	100,000	5.625%	5/1/2018	114,744
Hillshire Brands Co.	300,000	4.100%	9/15/2020	304,215
Hubbell, Inc.	50,000	5.950%	6/1/2018	57,095
JPMorgan Chase & Co.	200,000	4.400%	7/22/2020	211,708
JPMorgan Chase & Co.	250,000	5.125%	9/15/2014	260,273
Kentucky Utilities Co.	250,000	3.250%	11/1/2020	256,087
MassMutual Global Funding II	250,000	2.300%	9/28/2015	257,502
Matson Navigation Co., Inc.	114,000	5.273%	7/29/2029	124,568
McKesson Corp.	75,000	5.700%	3/1/2017	85,061
Metropolitan Life Global Funding I	175,000	3.125%	1/11/2016	182,431
New York Life Global Funding	200,000	1.650%	5/15/2017	199,582
Nordstrom, Inc.	250,000	4.750%	5/1/2020	275,351
Northern States Power Co.	250,000	5.250%	10/1/2018	287,031
Ohio Power Co.	125,000	4.850%	1/15/2014	126,518
Pacific Bell Telephone Co.	150,000	6.625%	10/15/2034	151,956
PepsiAmericas, Inc.	100,000	5.000%	5/15/2017	110,822
PepsiCo, Inc.	200,000	3.125%	11/1/2020	203,022
PNC Funding Corp.	300,000	2.700%	9/16/2016	311,793
PPG Industries, Inc.	200,000	7.375%	6/1/2016	228,985
Prudential Financial, Inc.	300,000	5.500%	3/15/2016	330,025
Stryker Corp.	200,000	2.000%	9/30/2016	205,558
TD Ameritrade Holding Corp.	235,000	4.150%	12/1/2014	244,540
The Bank of New York Mellon Corp.	125,000	5.450%	5/15/2019	144,069
The Goldman Sachs Group, Inc.	200,000	3.625%	2/7/2016	210,492
The Southern Co.	300,000	2.375%	9/15/2015	308,389
Thermo Fisher Scientific, Inc.	200,000	2.250%	8/15/2016	203,661
				(Continued)

Crescent Strategic Income Fund

Schedule of Investments
(Unaudited)

As of September 30, 2013
	Principal	Coupon Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - (continued)
Wells Fargo & Co.	$225,000	3.676%	6/15/2016	$239,797
Western Massachusetts Electric Co.	250,000	5.100%	3/1/2020	274,785
Yum! Brands, Inc.	200,000	4.250%	9/15/2015	212,622
Zimmer Holdings, Inc.	125,000	4.625%	11/30/2019	136,416

Total Corporate Bonds (Cost $9,673,932)				9,693,004

FEDERAL AGENCY OBLGATIONS - 2.82%
Fannie Mae REMICS	31,672	3.000%	8/25/2029	33,308
Freddie Mac REMICS	40,137	3.000%	12/15/2026	41,258
Government National Mortgage Association	250,000	4.000%	9/20/2038	264,854

Total Federal Agency Obligations (Cost $352,298)				339,420

TREASURY BILL - 1.54%
United States Treasury Note/Bond	200,000	1.625%	11/15/2022	185,172

Total Treasury Bill (Cost $188,642)				185,172

PREFERRED STOCKS - 5.02%	Shares	Dividend Rate
BB&T Corp.	3,500	5.625%		71,995
Comcast Corp.	3,000	5.000%		63,750
JPMorgan Chase Capital XXIX	3,000	6.700%		76,260
Public Storage	3,000	6.500%		75,600
Raymond James Financial, Inc.	3,500	6.900%		88,130
The Bank of New York Mellon Corp.	3,500	5.200%		70,350
The Goldman Sachs Group, Inc.	3,500	6.125%		85,260
US Bancorp	3,500	5.150%		73,535

Total Preferred Stocks (Cost $663,752)				604,880

EXCHANGE TRADED PRODUCTS - 1.32%
iShares Mortgage Real Estate Capped ETF	5,000			59,950
SPDR Barclays High Yield Bond ETF	2,500			99,613

Exchange Traded Products (Cost $167,867)				159,563

COMMON STOCKS - 0.82%
Johnson & Johnson	500			43,345
Verizon Communications, Inc.	1,200			56,010

Total Common Stocks (Cost $102,454)				99,355
				(Continued)

Crescent Strategic Income Fund

Schedule of Investments
(Unaudited)

As of September 30, 2013
		Shares	Value (Note 1)

SHORT-TERM INVESTMENT - 7.16%
§	Federated Prime Obligations Fund, 0.03%	863,132	$863,132

Total Short-Term Investment (Cost $863,132)			863,132

Total Value of Investments (Cost $12,012,077) - 99.12%			$11,944,526

Other Assets Less Liabilities - 0.88%			105,868

Net Assets - 100%			$12,050,394

The following acronyms are used in this portfolio:
PLC - Public Limited Company
LLC - Limited Liability Company

Summary of Investments
	% of Net
	Assets	Value
Corporate Bonds	80.44%	$9,693,004
Federal Agency Obligations	2.82%	339,420
Preferred Stocks	5.02%	604,880
Exchange Traded Products	1.32%	159,563
Common Stocks	0.82%	99,355
Treasury Bill	1.54%	185,172
Short-Term Investment	7.16%	863,132
Total	99.12%	$11,944,526

See Notes to Financial Statements

Crescent Strategic Income Fund

Statement of Assets and Liabilities
(Unaudited)

As of September 30, 2013

Assets:
Investments, at value (cost $12,012,077)	$11,944,526
Receivables:
Fund shares sold	11,330
Dividends and interest	98,717
Prepaid expenses
Fund accounting fees	2,705
Other expenses	3,704
Due from affiliates:
Advisor (note 2)	4,118

Total assets	12,065,100

Liabilities:
Payables:
Fund shares repurchased	1,420
Accrued expenses
Professional fees	5,376
Other expenses	5,922
Disbursements in excess of cash on demand deposit	1,988

Total liabilities	14,706

Net Assets	$12,050,394

Net Assets Consist of:
Paid in Capital	$12,086,184
Accumulated net investment loss	(499)
Undistributed net realized gain on investments	32,260
Net unrealized depreciation on investments	(67,551)

Total Net Assets	$12,050,394

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	1,118,085
Net Assets	11,146,373
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.97

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	90,621
Net Assets	904,021
Net Asset Value and Redemption Price Per Share (a)	$9.98
Offering Price Per Share ($9.98 ÷ 96.00%)	$10.40

(a)	The fund charges a 1% redemption fee on redemptions made within 60 days of initial purchase.

See Notes to Financial Statements

Crescent Strategic Income Fund

Statement of Operations
(Unaudited)

For the period ended September 30, 2013

Investment Income:
Interest	$107,116
Dividends	23,805

Total Income	130,921

Expenses:
Advisory fees (note 2)	20,595
Administration fees (note 2)	11,998
Transfer agent fees (note 2)	14,001
Fund accounting fees (note 2)	17,134
Compliance service fees (note 2)	5,265
Custody fees (note 2)	3,183
Distribution and service fees - Advisor Class Shares (note 3)	1,155
Registration and filing administration fees (note 2)	1,206
Legal fees	1,003
Audit and tax preparation fees	6,518
Registration and filing expenses	1,049
Printing expenses	49
Trustee fees and meeting expenses	5,014
Securities pricing fees	4,011
Other operating expenses	6,017

Total Expenses	98,198

Expenses reimbursed by advisor (note 2)	(23,491)
Advisory fees waived (note 2)	(20,595)

Net Expenses	54,112

Net Investment Income	76,809

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from investment transactions	23,200
Net change in unrealized depreciation on investments	(243,567)

Net realized and Unrealized Loss on Investments	(220,367)

Net Decrease in Net Assets Resulting from Operations	$(143,558)

See Notes to Financial Statements

Crescent Strategic Income Fund

Statements of Changes in Net Assets

			September 30,	March 31,
For the period or fiscal year ended			2013 (a)	2013

Operations:
Net investment income			$76,809	$123,248
Net realized gain from investment transactions			23,200	63,893
Net change in unrealized appreciation on investments			(243,567)	212,711
Net (Decrease) Increase in Net Assets Resulting from Operations			(143,558)	399,852
Distributions to Shareholders From:
Net investment income
Institutional Class Shares			(72,416)	(116,973)
Advisor Class Shares			(4,915)	(7,269)
Net realized gain from investment transactions
Institutional Class Shares			-	(49,481)
Advisor Class Shares			-	(4,347)
Decrease in Net Assets Resulting from Distributions			(77,331)	(178,070)
Capital Share Transactions:
Shares sold			1,136,838	4,697,570
Reinvested dividends and distributions			58,805	134,124
Shares repurchased			(869,383)	(2,614,138)
Increase from Capital Share Transactions			326,260	2,217,556

Net Increase in Net Assets			105,371	2,439,338
Net Assets:
Beginning of Period			11,945,023	9,505,685
End of Period			$12,050,394	$11,945,023

Undistributed Net Investment Income			$-	$23

Share Information:	Period or Fiscal Year Ended
	September 30, 2013 (a)		March 31, 2013
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	108,388	$1,082,720	454,594	$4,577,965
Reinvested dividends and distributions	5,390	53,891	12,220	123,935
Shares repurchased	(78,472)	(785,216)	(234,109)	(2,374,473)
Net Increase in Capital Shares	35,306	$351,395	232,705	$2,327,427
Outstanding, Beginning of Period	1,082,779	10,830,358	850,074	8,502,931
Outstanding, End of Period	1,118,085	$11,181,753	1,082,779	$10,830,358

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	5,394	$54,118	11,858	$119,605
Reinvested dividends and distributions	490	4,914	1,005	10,189
Shares repurchased	(8,375)	(84,167)	(23,737)	(239,665)
Net Decrease in Capital Shares	(2,491)	$(25,135)	(10,874)	$(109,871)
Outstanding, Beginning of Period	93,112	929,566	103,986	1,039,437
Outstanding, End of Period	90,621	$904,431	93,112	$929,566

(a) Unaudited.

See Notes to Financial Statements

Crescent Strategic Income Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during the	September 30,		March 31,	March 31,
fiscal year or period ended	2013 (f)		2013	2012 (g)

Net Asset Value, Beginning of Period	$10.16		$9.96	$10.00

Income (Loss) from Investment Operations
Net investment income	0.07		0.11	0.02
Net realized and unrealized gain (loss) on securities	(0.19)		0.24	(0.04)

Total from Investment Operations	(0.12)		0.35	(0.02)

Less Distributions:
Dividends (from net investment income)	(0.07)		(0.11)	(0.02)
Distributions (from capital gains)	-		(0.04)	-

Total Distributions	(0.07)		(0.15)	(0.02)

Net Asset Value, End of Period	$9.97		$10.16	$9.96

Total Return (c)(d)	(1.21)%	(b)	3.52%	(0.24)%	(b)

Net Assets, End of Period (in thousands)	$11,146		$10,999	$8,469

Average Net Assets for the Period (in thousands)	$10,815		$11,052	$4,002

Ratios of:
Gross Expenses to Average Net Assets (e)	1.65%	(a)	1.61%	4.40%	(a)
Net Expenses to Average Net Assets (e)	0.90%	(a)	0.90%	0.89%	(a)
Net Investment Income to Average Net Assets	1.34%	(a)	1.04%	0.85%	(a)

Portfolio turnover rate	10.19%	(b)	40.15%	10.14%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).
(f) Unaudited.
(g)	For a share outstanding during the period from December 15, 2011 (Date of Initial Public Investment)
to March 31, 2012.

See Notes to Financial Statements				(Continued)

Crescent Strategic Income Fund

Financial Highlights
	Advisor Class Shares
For a share outstanding during the	September 30,		March 31,	March 31,
fiscal year or period ended	2013 (f)		2013	2012 (g)

Net Asset Value, Beginning of Period	$10.16		$9.96	$10.00

Income (Loss) from Investment Operations
Net investment income	0.05		0.08	0.01
Net realized and unrealized gain (loss) on securities	(0.18)		0.23	(0.05)

Total from Investment Operations	(0.13)		0.31	(0.04)

Less Distributions:
Dividends (from net investment income)	(0.05)		(0.07)	0.00	(h)
Distributions (from capital gains)	-		(0.04)	-

Total Distributions	(0.05)		(0.11)	0.00	(h)

Net Asset Value, End of Period	$9.98		$10.16	$9.96

Total Return (c)(d)	(1.24)%	(b)	3.21%	(0.39)%	(b)

Net Assets, End of Period (in thousands)	$904		$946	$1,036

Average Net Assets for the Period (in thousands)	$921		$994	$1,145

Ratios of:
Gross Expenses to Average Net Assets (e)	1.90%	(a)	1.85%	3.79%	(a)
Net Expenses to Average Net Assets (e)	1.15%	(a)	1.15%	1.04%	(a)
Net Investment Income to Average Net Assets	1.09%	(a)	0.78%	0.31%	(a)

Portfolio turnover rate	10.19%	(b)	40.15%	10.14%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).
(f) Unaudited.
(g)	For a share outstanding during the period from December 27, 2011 (Date of Initial Public Investment)
to March 31, 2012.
(h) Actual amount is less than $0.01 per share.

See Notes to Financial Statements

Crescent Strategic Income Fund

Notes to Financial Statements
(Unaudited)

1.	Organization and Significant Accounting Policies

The Crescent Strategic Income Fund (the “Fund”) is a series of the Starboard Investment Trust (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is classified as a diversified company as defined in the 1940 Act.

The Fund commenced operations on December 15, 2011. The investment objective of the Fund is total return consistent with preservation of capital.  The Fund seeks to achieve its investment objective by investing at least 65% of the portfolio in bonds rated investment grade or better at all times by a nationally recognized securities rating organization or, if no rating exists, of equivalent quality in the determination of the Advisor.  Subject to the limitations of this restriction, the Fund is also permitted to invest in securities that are below investment-grade, including junk bonds.

The Fund currently has an unlimited number of authorized shares, which are divided into two classes - Institutional Class Shares and Advisor Class Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical, except for differences in ongoing distribution and service fees. The Advisor Class Shares are subject to an initial sales charge fee of 4.00%, redemption fees for certain redemptions within 60 days of the issuance of such shares of 1.00%, and distribution plan fees as described in Note 3. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
All investments in securities are recorded at their estimated fair value, as described below (Fair Value Measurement).

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A description of the valuation techniques applied to the Fund's major categories of investments measured at fair value on a recurring basis follows.

Equity securities (common stock, preferred stock, exchange traded products). Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in

(Continued)

Crescent Strategic Income Fund

Notes to Financial Statements
(Unaudited)

the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized in level 2.

Corporate bonds. The fair value of corporate bonds is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Most corporate bonds are categorized in level 2 of the fair value hierarchy. However, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

U.S. government securities (treasury notes). U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in level 1 or level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

U.S. agency securities (federal agency obligations). U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to-be-announced (TBA) securities and mortgage pass-through certificates. TBA securities and mortgage pass-throughs are generally valued using dealer quotations. Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in level 1 or level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of September 30, 2013 for the Fund’s assets measured at fair value:

Crescent Strategic Income Fund
Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Corporate Bonds	$9,693,004	$-	$9,693,004	$-
Federal Agency Obligations	339,420	-	339,420	-
Treasury Bill	185,172	-	185,172	-
Preferred Stocks	604,880	604,880	-	-
Exchange Traded Products	159,563	159,563	-	-
Common Stocks	99,355	99,355	-	-
Short-Term Investment	863,132	863,132	-	-
Total Assets	$11,944,526	$1,726,930	$10,217,596	$-

(a) The Fund had no significant transfers into or out of Level 1, 2, or 3 during the period ended September 30, 2013.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

(Continued)

Crescent Strategic Income Fund

Notes to Financial Statements
(Unaudited)

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund may declare and distribute dividends from net investment income (if any), monthly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Fees on Redemptions
The Fund charges a redemption fee of 1.00% on redemptions of Fund shares occurring within 60 days following the issuance of such shares.  The redemption fee is not a fee to finance sales or sales promotion expenses, but is paid to the Fund to defray the costs of liquidating an investor and discouraging short-term trading of the Fund’s shares.  No redemption fee will be imposed on the redemption of shares representing dividends or capital gains distributions, or on amounts representing capital appreciation of shares.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Related Parties and Service Providers

Advisor
The Fund pays a monthly advisory fee to the Advisor calculated at the annual rate of 0.35% of the Fund’s average daily net assets.  For the period ended September 30, 2013, $20,595 in advisory fees were incurred and voluntarily waived by the Advisor.  Additionally, the Advisor reimbursed the Fund for $23,491 of the expenses incurred.

The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 0.90% of the average daily net assets of the Fund for the current fiscal year.  The current term of the Expense Limitation Agreement remains in effect until the last day of July 2014.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.

(Continued)

Crescent Strategic Income Fund

Notes to Financial Statements
(Unaudited)

Administrator
The Fund pays a monthly administration fee to the Administrator based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee as to procure and pay the Fund’s custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.  A breakdown of these fees is provided in the following table:

Administration Fees*	Custody Fees*			Fund Accounting Fees (monthly)	Fund Accounting Fees	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $100 million	0.100%	First $100 million	0.020%	$2,250	0.01%	$150 per state
Next $150 million	0.080%	Over $100 million	0.009%
Next $250 million	0.060%
Next $500 million	0.050%	*Minimum monthly fees of $2,000 and $400 for Administration and Custody, respectively.
Over $1 billion	0.040%

The Fund paid $11,998 of administration fees for the period ended September 30, 2013.

Compliance Services
Nottingham Compliance Services, LLC, a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  It receives compensation for its services based upon $15 per shareholder per year, subject to a minimum fee of $1,750 per month, plus $500 for each additional class.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.

Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”).  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund’s average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the period ended September 30, 2013, $1,155 in fees were incurred by the Fund.

(Continued)

Crescent Strategic Income Fund

Notes to Financial Statements
(Unaudited)

4.	Purchases and Sales of Investment Securities

For the period ended September 30, 2013, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Period Ended	Purchases of Securities	Proceeds from Sales of Securities
September 30, 2013	$1,168,886	$1,719,137

There were no long-term purchases or sales of U.S Government Obligations during the period ended September 30, 2013.

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The Fund has reviewed all taxable years / periods that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service.  As of September 30, 2013, open taxable years consisted of the taxable year / period ended March 31, 2012 through March 31, 2013. No examination of the Fund’s tax returns is currently in progress.

Distributions during the fiscal year or period ended were characterized for tax purposes as follows:

	September 30, 2013	March 31, 2013
Ordinary Income	$ 77,331	$ 130,002
Long-term capital gain	-	48,068

At September 30, 2013, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$12,012,077
Unrealized Appreciation	94,565
Unrealized Depreciation	(162,116)
Net Unrealized Depreciation	(67,551)

6.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

(Continued)

Crescent Strategic Income Fund

Notes to Financial Statements
(Unaudited)

7.	New Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

In January 2013, the FASB issued ASU No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.”  ASU No. 2013-01 clarifies that ordinary trade receivables and payables are not included in the scope of ASU No. 2011-11.  ASU No. 2011-11 applies only to derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and lending that are offset in accordance with specific criteria contained in the FASB Accounting Standards codification.

Management is currently evaluating the impact ASU No. 2011-11 and ASU No. 2013-01 will have on the Fund’s financial statements and disclosures.

8.	Subsequent Events

In preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any additional subsequent events that necessitated disclosures and/or adjustments.

(Continued)

Crescent Strategic Income Fund

Additional Information (Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q is available on the SEC’s website at sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund toll-free at 800-773-3863.

3.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

(Continued)

Crescent Strategic Income Fund

Additional Information (Unaudited)

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Institutional Class Shares	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 987.90	$4.49
	$1,000.00	$1,020.56	$4.56
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 0.90%,    multiplied by 183/365 (to reflect the six month period).

Advisor Class Shares	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 987.60	$5.73
	$1,000.00	$ 1,019.30	$5.82
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 1.15%,    multiplied by 183/365 (to reflect the six month period).

4.	Approval of Advisory Agreement

The Advisor supervises the Fund’s investments pursuant to an Investment Advisory Agreement.  At a quarterly meeting of the Fund’s Board of Trustees on April 25, 2013, the Trustees approved the renewal of the Investment Advisory Agreement for an additional one-year term.  In considering whether to approve the continuation of the Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) investment performance of the Advisor; (iii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (v) the Advisor’s practices regarding brokerage and portfolio transactions; and (vi) the Advisor’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials including, without limitation, the Investment Advisory Agreement for the Fund; a memorandum from the Advisor to the Trustees containing information about the Advisor, its business, its finances, its personnel, its services to the Fund, and comparative expense ratio information for other mutual funds with a strategy similar to the Fund; and a memorandum from the Fund’s legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees reviewed the services being provided by the Advisor to the Fund including, without limitation, the quality of its investment advisory services since the Fund’s inception (including research and recommendations with respect to portfolio securities); its

(Continued)

Crescent Strategic Income Fund

Additional Information (Unaudited)

procedures for formulating investment recommendation and assuring compliance with the Fund's investment objectives and limitations; coordination of services for the Fund among the Fund's service providers; and efforts to promote the Fund, grown the Fund's assets, and assist in the distribution of Fund shares. The Trustees noted that the Advisor employs an investment selection process that incorporates top-down macroeconomic analysis to identify potential investment opportunities and determine the appropriate positioning of the portfolio and fundamental analysis to select individual securities for investment.  The Trustees further noted that the Fund’s principal officers are the President and Chief Operating Officer of the Advisor and serve the Fund without additional compensation.  After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., the Advisor’s Form ADV and descriptions of the Advisor’s business and compliance program), the Board of Trustees concluded that the nature, extent, and quality of the services being provided by the Advisor were satisfactory and adequate for the Fund.

In considering the investment performance of the Advisor, the Trustees compared the performance of the Fund with the performance of its benchmark index, comparable funds with similar objectives managed by other investment advisors, and applicable peer group data (e.g., Bloomberg peer group averages).  The Trustees noted that the Fund’s returns for the year-to-date and one-year periods ended March 31, 2013 were 0.42% and 3.52%, respectively, which outperformed some of the comparable funds and lagged others, but lagged the peer group averages.  The Trustees also considered the consistency of the Advisor’s management of the Fund with its investment objective and policies. After reviewing the investment performance of the Fund, the Advisor’s experience managing the Fund and other advisory accounts, and other factors, the Board concluded that the investment performance of the Fund and the Advisor was satisfactory.

In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, the Trustees first noted that the management fee under the Investment Advisory Agreements was 0.35% of average daily net assets for the Fund. The Trustees evaluated the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance program; the financial condition of the Advisor; the level of commitment to the Fund and the Advisor by the principals of the Advisor; the asset level of the Fund; the Advisor’s payment of startup costs for the Fund; and the overall expenses of the Fund, including fee waivers and reimbursements by the Advisor on behalf of the Fund and the nature and frequency of advisory fee payments.  The Trustees reviewed the financial statements of the Advisor and discussed the financial stability and profitability of the firm.  The Trustees discussed the Fund’s Expense Limitation Agreement, including the nature and scope of the cost allocation for such fees. The Trustees also considered potential benefits for the Advisor in managing the Fund, including promotion of the Advisor’s name, the ability for the Advisor to place small accounts into the Fund, and the potential for the Advisor to generate soft dollars from the Fund’s trades that may benefit the Advisor’s other clients.  The Trustees then compared the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors.  With respect to the Fund, the Trustees determined that the management fee and net expense ratio were higher than some of the comparable funds and lower than others.  The Trustees also determined that the Fund’s management fee was lower than the peer group average while its net expense ratio was higher than the peer group average.  The Trustees noted that the Fund was much smaller in size than its peer group averages.  The Trustees also noted that the Advisor’s fees for institutional account clients were 0.35% for fixed income accounts.  Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors, the Trustees reviewed the Fund’s operational history and noted that the size of the Fund had not provided an opportunity to realize economies of scale.  The Trustees then reviewed the Fund’s fee arrangements for breakpoints or other provisions that would allow shareholders to benefit from economies of scale in the future as the Fund grows. The Trustees determined that the maximum management fee would stay the same regardless of the Fund’s asset levels, and, therefore, did not reflect economies of scale.  The Trustees noted that the Fund was relatively small size and economies of scale were unlikely to be achievable in the near future.  It was pointed out that breakpoints in the advisory fee could be reconsidered in

(Continued)

Crescent Strategic Income Fund

Additional Information (Unaudited)

the future.  The Trustees noted that the Fund will benefit from economies of scale under its agreement with the Administrator since it utilized breakpoints.  The Trustees also noted that the Advisor had entered into an Expense Limitation Agreement with the Fund and that the Fund’s shareholders would benefit from the agreement until the Fund’s assets grew to levels where the Fund expenses fell below the caps set by the agreement.  The Trustees determined that these arrangements provided potential savings for the benefit of the Fund’s investors.  Following further discussion of the Fund’s asset levels, expectations for growth, and fee levels, the Board determined that the Fund’s fee arrangements were fair and reasonable at the present time in relation to the nature and quality of the services provided by the Advisor.

In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees considered the Advisor’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.  The Trustees also considered the portfolio turnover rates for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Advisor; and the extent to which the Fund allocates portfolio business to broker-dealers who provide research, statistical, or other services (“soft dollars”).  After further review and discussion, the Board determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

In considering the Advisor’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and the Advisor’s other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Advisor’s code of ethics.  Following further consideration and discussion, the Board indicated that the Advisor’s standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the renewal of the Investment Advisory Agreement for the Fund.

Crescent Strategic Income Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Nottingham Shareholder Services	Greenwood Capital Associates, LLC
116 South Franklin Street	Greenwood Building, 5th Floor
Post Office Drawer 4365 Rocky Mount, North Carolina 27803	Post Office Box 3181 Greenwood, South Carolina 29648

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	ncfunds.com

Semi-Annual Report 2013
September 30, 2013
(Unaudited)

Matisse Discounted Closed-End Fund
Strategy

Institutional Class Shares
Class A Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Matisse Discounted Closed-End Fund Strategy (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Matisse Discounted Closed-End Fund Strategy is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the Matisse Discounted Closed-End Fund Strategy, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Matisse Discounted Closed-End Fund Strategy (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks: Fund of Funds Risk, Control of Portfolio Funds Risk, Closed-End Fund Risk, Money Market Mutual Fund Risk, Market Risk, Management Style Risk, Quantitative Model Risk, Foreign Securities Risk, Portfolio Turnover Risk, Leverage Risk, Investment Advisor Risk, Operating Risk, and New Fund Risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about November 29, 2013.

For More Information on Your Matisse Discounted Closed-End Fund Strategy:

See Our Web site @ ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

2

Dear Fellow Shareholders of the Matisse Discounted Closed-End Fund Strategy:

Please find enclosed for your review the Semi-Annual Report for the Matisse Discounted Closed-End Fund Strategy (the “Fund”) for the period ending September 30, 2013.  The Fund formally launched on October 31, 2012.

As you can see from the table below, the Fund’s performance since inception has been positive, though behind the S&P 500 and other broad indexes.  Our Fund’s performance however was ahead of a broad closed-end fund index, the highest correlated benchmark for our strategy.

Average Annual Total Returns
Period Ended September 30, 2013	Six month	Since Inception1	Net Expense Ratio2	Gross Expense Ratio3
Matisse Discounted Closed-End Fund Strategy – Institutional Class Shares	-3.21%	2.84%	1.50%	3.56%
S&P 500 Index4	8.31%	21.59%	n/a	n/a
S-Network Composite Closed-End Fund Total Return Index4,5	-4.43%	1.41%	n/a	n/a
Barclays U.S. Aggregate Total Return Index4	-1.77%	-1.88%	n/a	n/a
MSCI EAFE Total Return Index4	10.47%	22.75%	n/a	n/a

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling the Fund at 800-773-3863. Fee waivers and expense reimbursements have positively impacted Fund performance. The performance information presented is not inclusive of sales charges and if adjusted for sales charges, performance quoted would be reduced.

1The Fund’s Inception date is October 31, 2012.

2The Fund's administrator has entered into a Fund Accounting and Administration Agreement with the Fund that runs through January 31, 2014. The agreement can only be terminated prior to that date at the discretion of the Fund's Board of Trustees. The Fund's administrator receives payments under the agreement at a maximum annual rate of 0.30%. In conjunction with the Fund Accounting and Administration Agreement, the Advisor has entered into an Operating Plan with the Fund's administrator, also through January 31, 2014, under which it has agreed (i) to pay the administrator a fee based on the daily average net assets of the Fund when net assets are below $80 million; (ii) if these payments are less than a designated minimum, then the Advisor pays a fee that makes up the difference; and (iii) to assume expenses of the Fund outlined in the Operating Plan that are not covered by the fee paid under Fund Accounting and Administration Agreement. These measures are intended to limit the Fund's operating expenses to 1.50% of the average daily net assets, exclusive of taxes, interest, brokerage fees and commissions, expenses on short sales, acquired fund fees and expenses, and extraordinary expenses. The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund's Board of Trustees. The Advisor cannot recoup from the Fund any amounts paid under the Operating Plan. The net expense ratio does not include acquired fund fees and expenses.  More recent expense ratios are found in the Financial Highlights.

3Gross expense ratio is from the Fund’s prospectus dated July 29, 2013 and includes acquired fund fees and expenses.

4You cannot invest directly in this index.  This index does not have an investment advisor and does not pay any commissions, expenses, or taxes.  If this index did pay commissions, expenses, or taxes, its returns would be lower.

5The S-Network Composite Closed-End Fund Index (CEFXTR) is a fund index designed to serve as a benchmark for closed-end funds listed in the United States that principally engage in asset management processes

3

seeking to produce taxable annual yield.  The CEFXTR employs a modified net assets weighting methodology designed to assure accurate investment exposure across the various style segments that together comprise the taxable yield sector of the closed-end fund market.

Why have we underperformed the basic benchmarks?  In simple terms the return of our closed-end fund strategy is the following:

Total Return = Underlying market return of each closed-end fund’s assets, plus or minus the narrowing or widening of discounts.  During the past year, closed-end fund discounts have widened dramatically.

In our Fund’s case, a rough estimate of our average portfolio allocation was approximately 40% Fixed, 35% US Equities and 25% foreign stocks.  For the 11-month period 10/31/12-9/30/13, the blended return of that allocation’s indexes was approximately 8.1%.  (For example, see the return of the S&P Target Risk Moderate Index.)  We now factor in the average discount widening of 5.6% that occurred in the CEF universe between 10/31/12 and 9/30/13.  Taking this discount widening into consideration, the above allocation might have resulted in a 2.5% return before fees, 1.1% after fees.  Our Fund’s actual return over the 11-month period of 2.8% was higher than the 1.1% calculated above mostly because of our consistent trading “capture” of individual discounts that narrowed.

Our experience managing closed-end funds is that “headwinds”---across-the-board discount widening---occasionally happen, but comparing current closed-end fund universe discounts of 7% to long-term average universe discounts of 3%, you can see that simply a return to average might result in excess returns in our portfolio and strong relative performance against broad indexes.

The above illustration is only an example, but a good approximate of our Fund’s allocation and expected returns.

Another aspect of our strategy to consider is that we attempt to own the “best” of the most discounted 20% of funds in the universe.  We’re not attempting to own the average discounts.  As of September 30th our average fixed-income CEF sported a discount of 12.3% and indicated distribution rate of 7.1%, as compared to the universe at 6.0% and 6.9% respectively; our average US Equity CEF traded at a discount of 12.5% and indicated distribution rate of 8.2%, as compared to the universe at 7.0% and 7.3% respectively; our average foreign equity CEF had a discount of 13.7% and indicated distribution rate of 7.6%, as compared to the universe at 8.5% and 4.6% respectively; and our average allocation/other CEF had a discount of 14.6% and indicated distribution rate of 9.6%, as compared to the universe at 8.7% and 7.5% respectively.

A note about distribution rate

During the 11-month period the Fund paid out over $.50 per share in cash distributions to our shareholders, reflecting the cash we received from our underlying closed-end funds.  If these 5 months are representative of the future, the Fund’s annualized cash distribution rate might be 5.5%.

After a closed-end fund pays the Fund cash, the Fund then pays it out to our shareholders on a quarterly basis.  (Our next distributions are scheduled to be paid on December 16th and December 31st, 2013.)  However, keep in mind that there are several factors which act to adjust this distribution before it is paid to Fund shareholders.

We believe the Fund will create an attractive cash distribution rate on an ongoing basis, especially when compared to, say, 10-year Treasuries at 2.6%, or S&P 500 stocks at 2.1%.

A note about expense ratio

During the 11-month period, the Fund’s expense ratio was capped at 1.50% (not counting the expense ratios of underlying closed-end funds, as they are not a cash expense of the Fund).  Since launch, the Fund has experienced significant asset growth, as our Strategy is beginning to be appreciated in the investment community.  (For example, Fund assets as of 9/30/13 had increased to $76 million.)  Once the Fund increases to approximately $90 million in assets, the expense ratio will begin to decline, per the expense limitation agreement currently active.

4

Our outlook

We continue to be excited about the prospects for the Fund.  As of 9/30/13, the Fund’s underlying closed-end fund holdings traded at an attractive discount of 13.0%, with an indicated cash distribution rate of 7.9%.  (Both figures are calculated on a weighted-average basis according to the closed-end funds’ weighting within the Fund.  The cash distributions paid by the Fund’s underlying closed-end fund holdings include return of capital as well as capital gains and income, and the rate should not be confused with a “yield”.)  Both factors---the discount, especially---have in the past been correlated with strong alpha production for the Strategy.

Bonds seem to be priced near fair value.  Now that rates have come up post the Fed’s taper talk, we see yields as providing an appropriate balance between the possibility of a stronger recovery and/or inflation (in which case bonds would likely decline), and the possibility of continued economic malaise, recession, disinflation or deflation (in which case bonds would likely appreciate).  We maintain a larger-than-normal position in bond closed-end funds currently (with a bit shorter duration than normal), due to extremely attractive discounts in the space.  We think the large discounts and generous distribution rates in these bond funds more than compensate for the risk of interest rates potentially moving higher before year end.  The following excerpt released by the Board of Federal Reserve Governors indicates Fed Fund rates will remain low until 2015:

Following their December 2012 meeting, Federal Reserve policymakers indicated that they anticipated that a target range for the federal funds rate of 0 to 1/4 percent will be appropriate at least as long as

•	the unemployment rate remains above 6-1/2 percent,
•	inflation between one and two years ahead is projected to be no more than 1/2 percentage point above the Committee's 2 percent longer-run goal, and
•	longer-term inflation expectations continue to be well anchored.

Policymakers said they viewed these thresholds as consistent with their earlier date-based guidance, which stated that they anticipated exceptionally low levels for the federal funds rate were likely to be warranted at least through mid-2015.

On the equity side we remain relatively optimistic as it typically doesn’t pay to fight the Fed, and because investors have very few choices but to continue to move into equities on a global basis.  We would not be surprised to see PE ratios expand on stocks.  We’re not advocating that stocks are going up because of great economic growth, but rather that slow, albeit steady growth will make stock earnings yields more competitive than bond yields on non-discounted investments.

Keep in mind that nearly all of our asset allocation decisions are made from the “bottom up”---we purchase the most attractively discounted closed-end funds, and allow other investors’ periodic panic and euphoria to point out to us those asset classes poised for a rebound or a pullback, respectively.

As a result, we have typically maintained an average lookthrough asset allocation of 50 to 70% in Equities and 30-50% in Bonds.

We appreciate your interest in, and investment in, our Strategy.  We’ll continue to keep you updated on the important developments we see in the misunderstood, retail-dominated world of closed-end funds.  Check our Strategy website, www.matissefunds.com , for updates, and feel free to contact us directly to discuss the Matisse Discounted Closed-End Fund Strategy and our investment approach.

Sincerely,

Eric Boughton, CFA	Bryn Torkelson
Portfolio Manager	Founder & CIO
Matisse Funds	Matisse Funds

5

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments
(Unaudited)

As of September 30, 2013
	Shares	Value (Note 1)

CLOSED-END FUNDS - 105.15%
Aberdeen Global Income Fund, Inc.	17,788	$192,644
Alpine Global Dynamic Dividend Fund	674,946	3,212,743
Alpine Total Dynamic Dividend Fund	861,600	3,463,632
American Income Fund, Inc.	64,500	477,945
American Select Portfolio	298,727	2,870,766
American Strategic Income Portfolio, Inc.	126,000	1,231,020
Apollo Tactical Income Fund, Inc.	91,065	1,520,785
Bancroft Fund Ltd.	11,360	203,571
BlackRock Credit Allocation Income Trust	221,000	2,881,840
BlackRock EcoSolutions Investment Trust	27,831	217,360
BlackRock Enhanced Capital and Income Fund, Inc.	239,000	3,092,660
BlackRock Enhanced Equity Dividend Trust	228,000	1,714,560
BlackRock Global Opportunities Equity Trust	214,929	3,006,857
BlackRock International Growth and Income Trust	290,844	2,239,499
BlackRock MuniYield Michigan Quality Fund II, Inc.	32,239	378,163
BlackRock Resources & Commodities Strategy Trust	295,154	3,417,883
* Brookfield Global Listed Infrastructure Income Fund, Inc. Rights Shares	378,684	132,539
Calamos Global Dynamic Income Fund	9,688	82,445
Clough Global Opportunities Fund	780	10,039
Cohen & Steers REIT and Preferred Income Fund, Inc.	37,000	573,870
Dividend and Income Fund	23,013	330,467
DWS High Income Opportunities Fund, Inc.	35,260	498,929
Ellsworth Fund Ltd.	61,461	483,704
* Equus Total Return, Inc.	217,552	411,173
Federated Enhanced Treasury Income Fund	146,900	1,889,134
First Trust Dividend and Income Fund	247,000	2,077,270
First Trust Mortgage Income Fund	25,498	396,751
Global High Income Fund, Inc.	132,924	1,367,788
Guggenheim Equal Weight Enhanced Equity Income Fund	12,500	217,362
Helios Advantage Income Fund, Inc.	18,706	159,375
Helios Multi-Sector High Income Fund, Inc.	212,172	1,232,719
Helios Strategic Income Fund, Inc.	4,296	27,280
Korea Equity Fund, Inc.	28,516	248,089
Legg Mason BW Global Income Opportunities Fund, Inc.	12,324	206,181
LMP Real Estate Income Fund, Inc.	32,856	345,974
Madison Covered Call & Equity Strategy Fund	108,240	858,343
MFS Charter Income Trust	176,944	1,583,649
MFS InterMarket Income Trust I	118,385	947,080
MFS Multimarket Income Trust	4,352	28,767
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	197,583	2,785,901
Morgan Stanley Income Securities, Inc.	79,000	1,313,770

		(Continued)

6

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments
(Unaudited)

As of September 30, 2013
	Shares	Value (Note 1)

CLOSED-END FUNDS - (Continued)
Nuveen Build America Bond Opportunity Fund	49,327	$914,523
Nuveen Diversified Commodity Fund	99,281	1,643,100
Nuveen Diversified Currency Opportunities Fund	365,500	3,830,440
Nuveen Diversified Dividend & Income Fund	275,610	3,081,320
Nuveen Global Income Opportunities Fund	81,656	957,825
Nuveen Long/Short Commodity Total Return Fund	357,400	6,158,002
Nuveen Maryland Premium Income Municipal Fund	115,000	1,397,250
Nuveen Michigan Quality Income Municipal Fund	40,794	524,611
Nuveen Pennsylvania Dividend Advantage Municipal Fund 2	2,223	26,809
Nuveen Quality Preferred Income Fund	64,855	490,304
Nuveen Quality Preferred Income Fund II	441,891	3,605,831
Nuveen Quality Preferred Income Fund III	4,547	35,876
Putnam High Income Securities Fund	47,705	375,438
Strategic Global Income Fund, Inc.	140,676	1,306,880
The China Fund, Inc.	790	17,151
The GDL Fund	12,387	139,725
The Greater China Fund, Inc.	51,000	580,890
The Singapore Fund, Inc.	30,419	398,185
Virtus Total Return Fund	71,930	283,404
Wells Fargo Advantage Multi-Sector Income Fund	246,015	3,478,652
Western Asset Global Corporate Defined Opportunity Fund, Inc.	1,568	27,895
Western Asset Income Fund	19,921	253,196
Western Asset Worldwide Income Fund, Inc.	78,868	991,371
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	2,805	32,538
Zweig Fund, Inc.	100,627	1,359,672

Total Closed-End Funds (Cost $83,112,297)		80,241,415

COMMON STOCK - 0.30%
* Pinetree Capital Ltd.	700,000	227,670

Total Common Stock (Cost $715,319)		227,670

		(Continued)

7

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments
(Unaudited)

As of September 30, 2013
		Shares	Value (Note 1)

SHORT-TERM INVESTMENT - 1.35%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.04%	1,030,298	$1,030,298

Total Short-Term Investment (Cost $1,030,298)			1,030,298

Total Value of Investments (Cost $84,857,914) - 106.80%			$81,499,383

Liabilities in Excess of Other Assets - (6.80)%			(5,188,706)

Net Assets - 100.00%			$76,310,677

* Non-income producing investment
§ Represents 7 day effective yield

Summary of Investments
	% of Net
	Assets	Value
Closed-End Funds	105.15%	$80,241,415
Common Stock	0.30%	227,670
Short-Term Investment	1.35%	1,030,298
Total	106.80%	$81,499,383

See Notes to Financial Statements

8

Matisse Discounted Closed-End Fund Strategy

Statement of Assets and Liabilities
(Unaudited)

As of September 30, 2013

Assets:
Investments, at value (cost $84,857,914)	$81,499,383
Receivables:
Investments sold	802,625
Fund shares sold	20,354
Dividends and interest	351,661

Total assets	82,674,023

Liabilities:
Payables:
Investments purchased	1,683,631
Fund shares repurchased	4,418
Accrued expenses:
Advisory fees	73,999
Administrative fees	16,440
Other expenses	7,222
Disbursements in excess of cash on demand deposit	4,577,636

Total liabilities	6,363,346

Net Assets	$76,310,677

Net Assets Consist of:
Paid in Capital	$79,105,702
Undistributed net investment income	379
Undistributed net realized gain on investments	563,126
Net unrealized depreciation on investments	(3,358,530)

Total Net Assets	$76,310,677

Institutional Class Shares outstanding, no par value (unlimited authorized shares)	7,322,494
Net Assets	71,621,944
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.78

Class A Shares outstanding, no par value (unlimited authorized shares)	506,017
Net Assets	4,688,733
Net Asset Value and Redemption Price Per Share (a)	$9.27
Offering Price Per Share ($9.27 ÷ 94.25%)	$9.84

(a)	The fund charges a 2% redemption fee on redemptions made within 60 days of initial purchase.

See Notes to Financial Statements

9

Matisse Discounted Closed-End Fund Strategy

Statement of Operations
(Unaudited)

For the Period ended September 30, 2013

Investment Income:
Dividends	$2,242,643

Total Income	2,242,643

Expenses:
Advisory fees (note 2)	391,072
Administration fees (note 2)	114,424
Distribution and service fees - Class A Shares (note 3)	2,660
Other operating expenses	146

Total Expenses	508,302

Net Investment Income	1,734,341

Realized and Unrealized Gain/Loss on Investments

Net realized gain from investment transactions	38,096
Capital gain distributions from underlying funds	11,036
Change in unrealized appreciation on investments	(3,446,150)

Realized and Unrealized Loss on Investments	(3,397,018)

Net Decrease in Net Assets Resulting from Operations	$(1,662,677)

See Notes to Financial Statements

10

Matisse Discounted Closed-End Fund Strategy

Statement of Changes in Net Assets

			September 30,	March 31,
For the period ended			2013 (a)	2013 (b)

Operations:
Net investment income			$1,734,341	$424,920
Net realized gain from investment transactions			38,096	513,662
Change in unrealized appreciation/depreciation on investments			(3,446,150)	87,620
Capital gain distributions from underlying funds			11,036	44,270
Net (Decrease) Increase in Net Assets Resulting from Operations			(1,662,677)	1,070,472
Distributions to Shareholders:
Net investment income
Institutional Class Shares			(1,653,587)	(468,803)
Class A Shares			(80,430)	-
Decrease in Net Assets Resulting from Distributions			(1,734,017)	(468,803)
Capital Share Transactions:
Shares sold			123,586,074	35,731,002
Redemption fees			5,909	359
Reinvested dividends and distributions			1,458,466	458,799
Shares repurchased			(67,247,045)	(14,887,862)
Increase from Capital Share Transactions			57,803,404	21,302,298

Net Increase in Net Assets			54,406,710	21,903,967
Net Assets:
Beginning of Period			21,903,967	-
End of Period			$76,310,677	$21,903,967

Undistributed Net Investment Income			$379	$(43,486)

	Period Ended
Share Information:	September 30, 2013 (a)		March 31, 2013 (b)
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	11,671,257	$118,732,982	3,548,983	$35,731,002
Redemption fees	-	5,909	-	359
Reinvested dividends and distributions	148,855	1,458,376	45,866	458,799
Shares repurchased	(6,613,164)	(67,196,642)	(1,479,035)	(14,887,862)
Net Increase in Capital Shares	5,206,948	$52,994,716	2,115,814	$21,302,298

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	511,433	$4,853,092	-	$-
Reinvested dividends and distributions	10	90	-	-
Shares repurchased	(5,425)	(50,403)	-	-
Net Increase in Capital Shares	506,018	$4,802,779	-	$-

(a) Unaudited.
(b)	For the period from October 31, 2012 (Date of Initial Public Investment) to March 31, 2013.

See Notes to Financial Statements

11

Matisse Discounted Closed-End Fund Strategy

Financial Highlights
	Institutional Class Shares
	September 30,		March 31,
For a share outstanding during the period ended	2013 (f)		2013

Net Asset Value, Beginning of Period	$10.35		$10.00

Income (Loss) from Investment Operations
Net investment income	0.15		0.26
Net realized and unrealized gain (loss) on securities	(0.57)		0.35

Total from Investment Operations	(0.42)		0.61

Less Distributions:
Dividends (from net investment income)	(0.15)		(0.26)

Total Distributions	(0.15)		(0.26)

Net Asset Value, End of Period	$9.78		$10.35

Total Return (c)	(3.21)%	(b)	6.26%	(b)

Net Assets, End of Period (in thousands)	$71,622		$21,904

Average Net Assets for the Period (in thousands)	$66,301		$17,233

Ratios of:
Gross Expenses to Average Net Assets (d)(e)	1.50%	(a)	1.50%	(a)
Net Expenses to Average Net Assets (d)(e)	1.50%	(a)	1.50%	(a)
Net Investment Income to Average Net Assets	5.00%	(a)	5.96%	(a)

Portfolio turnover rate	99.69%	(b)	84.39%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).
(e)	Recognition of the Fund's net investment income is affected by the timing of dividend declarations of investment funds. The expenses of the investment funds are excluded from the Fund's expense ratio.
(f) Unaudited.

See Notes to Financial Statements			(Continued)

12

Matisse Discounted Closed-End Fund Strategy

Financial Highlights
	Class A Shares

For a share outstanding during the period from May 15, 2013 (Date of Initial Public Investment) to September 30, 2013 (f)

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment income	0.12
Net realized and unrealized loss on securities	(0.71)

Total from Investment Operations	(0.59)

Less Distributions:
Dividends (from net investment income)	(0.14)

Total Distributions	(0.14)

Net Asset Value, End of Period	$9.27

Total Return (c)	(4.99)%	(b)

Net Assets, End of Period (in thousands)	$4,689

Average Net Assets for the Period (in thousands)	$2,815

Ratios of:
Gross Expenses to Average Net Assets (d)(e)	1.75%	(a)
Net Expenses to Average Net Assets (d)(e)	1.75%	(a)
Net Investment Income to Average Net Assets	6.69%	(a)

Portfolio turnover rate	99.69%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).
(e)	Recognition of the Fund's net investment income is affected by the timing of dividend declarations of investment funds. The expenses of the investment funds are excluded from the Fund's expense ratio.
(f) Unaudited.

See Notes to Financial Statements

13

Matisse Discounted Closed-End Fund Strategy

Notes to Financial Statements
(Unaudited)

1.	Organization and Significant Accounting Policies

The Matisse Discounted Closed-End Fund Strategy (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund commenced operations October 31, 2012. The Fund is a “fund of funds” that seeks to achieve its investment objective of long-term capital appreciation and income principally through investments in unaffiliated closed-end funds which pay regular periodic cash distributions, the interests of which typically trade at substantial discounts relative to their underlying net asset values. The Fund’s investment advisor, Deschutes Portfolio Strategies (the “Advisor”) believes this approach is capable of generating capital appreciation and income.

The Board of Trustees of the Trust approved, on March 11, 2013, a plan to authorize a new class of shares for the Fund designated as Class A Shares.  The Date of Initial Public Investment for the Class A shares was May 15, 2013.  The Fund currently has an unlimited number of authorized shares, which are divided into two classes – Institutional Class Shares and Class A Shares.  Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in ongoing distribution and service fees. The Class A Shares are subject to distribution plan fees, which are calculated at an annual rate of 0.25% of the average daily net assets of the Class A Shares.  Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.  All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

As a matter of investment policy, the Fund will invest, under normal circumstances, at least 80% of net assets, plus borrowings for investment purposes, in discounted closed-end funds.  For purposes of this policy, a closed-end fund is considered discounted when, in the Advisor’s determination, the fund’s market value is less than the value of its underlying portfolio.  In addition, the closed-end funds may be domestic or foreign for purposes of this policy.  This policy may be changed without shareholder approval upon 60-days’ prior notice to shareholders.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.  Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per

(Continued)

14

Matisse Discounted Closed-End Fund Strategy

Notes to Financial Statements
(Unaudited)

share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: Unadjusted quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs as of September 30, 2013 for the Fund’s investments measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Closed-End Funds	$80,241,415	$80,241,415	$-	$-
Common Stock	227,670	227,670	-	-
Short-Term Investment	1,030,298	1,030,298	-	-
Total	$81,499,383	$81,499,383	$-	$-
      (a) The fund had no significant transfers into or out of Level 1, 2, or 3 during the period ended September 30, 2013.

Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.  Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is

(Continued)

15

Matisse Discounted Closed-End Fund Strategy

Notes to Financial Statements
(Unaudited)

informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund will distribute most of its income and realized gains to its shareholders every year.  Income dividends paid by the Fund derived from net investment income, if any, will generally be paid monthly or quarterly and capital gains distributions, if any, will be made annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Fees on Redemptions
The Fund charges a redemption fee of 2.00% on redemptions of Fund shares occurring within 60 days following the issuance of such shares.  The redemption fee is not a fee to finance sales or sales promotion expenses, but is paid to the Fund to defray the costs of liquidating an investor and discouraging short-term trading of the Fund’s shares.  No redemption fee will be imposed on the redemption of shares representing dividends or capital gains distributions, or on amounts representing capital appreciation of shares.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Related Parties and Service Providers

Advisor
The Fund pays monthly advisory fees to the Advisor based upon the average daily net assets and calculated at an annual rate of 1.20%.  For the period ended September 30, 2013, the Fund paid advisory fees in the amount of $391,072.

Administrator
Fund Accounting and Administration Agreement:  The Administrator provides the Fund with administrative, fund accounting, and compliance services.  The Administrator receives compensation from the Fund at a maximum annual rate of 0.30% and is responsible for the coordination and payment of vendor services and other Fund expenses from such compensation.  Pursuant to this arrangement, the Administrator pays the following expenses: (i) compensation and expenses of any employees of the Trust and of any other persons rendering any services to the Fund; (ii) clerical and shareholder service staff salaries; (iii) office space and other office expenses; (iv) fees and expenses incurred by the Fund in connection with membership in investment company organizations; (v) fees and expenses of counsel to the Trustees who are not interested persons of the Fund and Trust; (vi) fees and expenses of counsel to the Fund and Trust engaged to assist with preparation of Fund and Trust documents and filings and provide other ordinary legal services; (vii) fees and expenses of independent public accountants to the Fund, including fees and expense for tax preparation; (viii) expenses of registering shares under federal and state securities laws; (ix) insurance expenses; (x) fees and expenses of the custodian, shareholder servicing, dividend disbursing and transfer agent,

(Continued)

16

Matisse Discounted Closed-End Fund Strategy

Notes to Financial Statements
(Unaudited)

administrator, distributor, and accounting and pricing services agents of the Fund; (xi) compensation for a chief compliance officer for the Trust; (xii) expenses, including clerical expenses, of issue, sale, redemption, or repurchase of shares of the Fund; (xiii) the cost of preparing and distributing reports and notices to shareholders; (xiv) the cost of printing or preparing prospectuses and statements of additional information for delivery to the Fund’s current shareholders; (xv) the cost of printing or preparing documents, statements or reports to shareholders; and (xvi) other expenses not specifically assumed by the Fund or Advisor.  The Administrator cannot recoup from the Fund any Fund expenses in excess of the administration fees payable under the Fund Accounting and Administration Agreement.

Operating Plan:  The Advisor has entered into an Operating Plan with the Administrator under which it has agreed make the following payments to the Administrator: (i) when the Fund’s assets are below $90 million, the Advisor pays the Administrator a fee based on the daily average net assets of the Fund; and (ii) when the consolidated fee collected by the Administrator is less than a designated minimum operating cost, then the Advisor pays the Administrator a fee that makes up the difference.  The Advisor is also obligated to pay the following Fund expenses under the Operating Plan: (i) marketing, distribution, and servicing expenses related to the sale or promotion of Fund shares that the Fund is not authorized to pay pursuant to the Investment Company Act; (ii) expenses incurred in connection with the organization and initial registration of shares of the Fund; (iii) expenses incurred in connection with the dissolution and liquidation of the Fund; (iv) expenses related to shareholder meetings and proxy solicitations; (v) fees and expenses related to legal, auditing, and accounting services that are outside of the scope of ordinary services; and (vi) hiring employees and retaining advisers and experts as contemplated by Rule 0-1(a)(7)(vii) of the Investment Company Act.

The Operating Plan may be terminated by either party at the conclusion of the then current term upon: (i) written notice of non-renewal to the other party not less than sixty days prior to the end of the term, or (ii) mutual written agreement of the parties.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Fund’s administrator under the Operating Plan.  If the Operating Plan is terminated when the Fund is at lower asset levels, the administrator would likely need to terminate the Fund Accounting and Administration Agreement in order to avoid incurring expenses without reimbursement from the Advisor.  Unless other expense limitation arrangements were put in place, the Fund’s expenses would likely increase.

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Certain Trustees and officers of the Trust may also be officers of the Advisor, the Administrator, or NCS.

Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expense incurred indirectly by the Fund will vary.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”) for the Class A Shares.  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and

(Continued)

17

Matisse Discounted Closed-End Fund Strategy

Notes to Financial Statements
(Unaudited)

promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund’s average daily net assets for the Class A Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the period ended September 30, 2013, $2,660 in fees were incurred by the Fund.

4.	Purchases and Sales of Investment Securities

For the period ended September 30, 2013, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:
Period	Purchases of Securities	Proceeds from Sales of Securities
April 1, 2013 to September 30, 2013	$ 125,008,463	$ 61,800,354

There were no long-term purchases or sales of U.S Government Obligations during the period ended September 30, 2013.

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The Fund has reviewed the taxable period that is open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service. As of March 31, 2013, open taxable periods consisted of the taxable period ended March 31, 2013. No examination of the Fund’s tax returns is currently in progress.

Distributions during each period ended were characterized for tax purposes as follows:

	September 30, 2013	March 31, 2013
Ordinary Income	$1,734,017	$468,803
Long-term capital gain	-	-

At September 30, 2013, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$ 84,857,914

Unrealized Appreciation	411,719
Unrealized Depreciation	(3,770,249)
Net Unrealized Depreciation	(3,358,530)

(Continued)

18

Matisse Discounted Closed-End Fund Strategy

Notes to Financial Statements
(Unaudited)

6.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.	New Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

In January 2013, FASB issued ASU No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.”  ASU No. 2013-01 clarifies that ordinary trade receivables and payables are not included in the scope of ASU No. 2011-11.  ASU No. 2011-11 applies only to derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and lending that are offset in accordance with specific criteria contained in the FASB Accounting Standards codification.
Management is currently evaluating the impact ASU No. 2011-11 and ASU No. 2013-01 will have on the Fund’s financial statements and disclosures.

8.	Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

(Continued)

19

Matisse Discounted Closed-End Fund Strategy

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q is available on the SEC’s website at sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

(Continued)

20

Matisse Discounted Closed-End Fund Strategy

Additional Information
(Unaudited)

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Institutional Class Shares	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 967.90	$7.40
	$1,000.00	$1,017.55	$7.59
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 1.50%,    multiplied by 183/365 (to reflect the six month period).

Class A Shares	Beginning Account Value May 15, 2013	Ending Account Value September 30, 2013	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 950.10	$6.50
	$1,000.00	$ 1,012.38	$6.71
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 1.75%,    multiplied by 139/365 (to reflect the initial period).

21

Matisse Discounted Closed-End Fund Strategy
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Nottingham Shareholder Services	Deschutes Portfolio Strategies
116 South Franklin Street	4949 Meadows Road
Post Office Drawer 4365 Rocky Mount, North Carolina 27803	Suite 200 Lake Oswego, Oregon 97035
Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	ncfunds.com

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: (Signature and Title)	/s/ J. Philip Bell
Date: November 29, 2013	J. Philip Bell President and Principal Executive Officer The Crescent Funds

By: (Signature and Title)	/s/ Bryn H. Torkelson
Bryn H. Torkelson
Date: November 27, 2013	President and Principal Executive Officer Matisse Discounted Closed-End Fund Strategy

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ J. Philip Bell
Date: November 29, 2013	J. Philip Bell President and Principal Executive Officer The Crescent Funds

By: (Signature and Title)	/s/ Walter B. Todd, III
Date: November 29, 2013	Walter B. Todd, III Treasurer and Principal Financial Officer The Crescent Funds

By: (Signature and Title)	/s/ Bryn H. Torkelson
Bryn H. Torkelson
Date: November 27, 2013	President and Principal Executive Officer Matisse Discounted Closed-End Fund Strategy

By: (Signature and Title)	/s/ T. Lee Hale, Jr.
Date: November 27, 2013	T. Lee Hale, Jr. Treasurer and Principal Financial Officer Matisse Discounted Closed-End Fund Strategy